Accounts Receivable - Schedule of Changes in the Allowance for Expected Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Allowance for Expected Credit Losses [Abstract]
Beginning balance		$ 867,865	$ 762,325
Additional provision charged to expense			127,646
Reversal of provision charged to expense		(856,311)
Effect of foreign exchange change		(11,554)	(22,106)
Ending balance			$ 867,865